Short-term investments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Short-term investments
7.	Short-term investments

	2018	2017
Listed securities (a)
Bonds	2,752,743	157,238
Unlisted securities (b)
Investment funds	9,328	36,960
Equity securities	8,518	7,564

	2,770,589	201,762

(a)

Listed securities are comprised of public and private bonds with maturities greater than three months, indexed to fixed and floating rates. As of December 31, 2018, listed securities are mainly indexed to 95% CDI rate (2017 – 3.95% per year in US Dollars). Liquidity risk is minimal.

(b)

Unlisted securities are comprised of foreign investment fund shares, and ordinary shares in entities that are not traded in an active market and whose fair value is determined using valuation techniques. The Group uses its judgment to select a method and makes assumptions that are mainly based on market conditions existing at the end of each reporting period. The Group elected to recognize the changes in fair value of the existing equity instruments through OCI. The change in fair value in 2018 of R$ 954 (2017—R$ 2,595) was recognized in other comprehensive income.

Short-term investments are classified as financial assets measured at fair value through profit or loss, unless otherwise elected and indicated, and as Level 1 and 2 under the fair value level hierarchy, as described in Note 27. Short-term investments are denominated in Brazilian reais, U.S. dollars and EURO.